SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

        Supplemental cash flow information and non-cash transactions for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009 is summarized as follows (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
CASH PAYMENTS:
Interest (including funds transfer pricing)	$106,459	$101,137	$59,484	$10,327
Taxes (considered remitted to Fifth Third Bank in the period record)	—	—	—	36,891
Taxes	12,127	7,745	10,716	—
NONCASH ITEMS:
Assets acquired under capital lease obligations	$19,711	$—	$—	$—
Assets acquired under debt obligations	19,302	—	—	—
Transfers in of fixed assets, net	1,254	$146	$2,646	$8,659
Assumptions of debt and interest payable from Fifth Third Bank	—	—	—	1,250,976
Liabilities transferred from Fifth Third Bank	—	—	—	9,774
Receivables transferred to Fifth Third Bank	—	—	—	68,817
Deferred tax assets transferred to Fifth Third Bank	—	—	—	2,581